Condensed Consolidated Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance - September 30, 2025 at Dec. 31, 2023	$ 1,656	$ 24,720,072	$ (38,709,981)	$ (13,988,253)
Ending balance, shares at Dec. 31, 2023	16,560,000
Net loss			(2,938,976)	(2,938,976)
Balance - September 30, 2025 at Mar. 31, 2024	$ 1,656	24,720,072	(41,648,957)	(16,927,229)
Ending balance, shares at Mar. 31, 2024	16,560,000
Balance - June 30, 2025 at Dec. 31, 2023	$ 1,656	24,720,072	(38,709,981)	(13,988,253)
Beginning balance, shares at Dec. 31, 2023	16,560,000
Balance - September 30, 2025 at Dec. 31, 2024	$ 1,809	45,101,675	(50,608,445)	(5,504,961)
Ending balance, shares at Dec. 31, 2024	18,090,526
Balance - June 30, 2025 at Mar. 31, 2024	$ 1,656	24,720,072	(41,648,957)	(16,927,229)
Beginning balance, shares at Mar. 31, 2024	16,560,000
Sale of common stock, net of offering costs	$ 14	1,702,654		1,702,668
Sale of common stock, net of offering costs, shares	141,889
Common stock issued for bridge loan conversion	$ 98	11,748,366		11,748,464
Common stock issued for bridge loan conversion, shares	979,039
Common stock issued for settlement of vendor payable	$ 12	1,377,078		1,377,090
Common stock issued for settlement of vendor payable, shares	114,758
Common stock issued for settlement of accrued compensation	$ 3	412,497		412,500
Common stock issued for settlement of accrued compensation, shares	34,375
Net loss			(4,522,006)	(4,522,006)
Balance - September 30, 2025 at Jun. 30, 2024	$ 1,783	39,960,667	(46,170,963)	(6,208,513)
Ending balance, shares at Jun. 30, 2024	17,830,061
Sale of common stock, net of offering costs	$ 25	2,913,098		2,913,123
Sale of common stock, net of offering costs, shares	242,757
Common stock issued for settlement of vendor payable	$ 1	149,999		150,000
Common stock issued for settlement of vendor payable, shares	12,500
Common stock issued for note payable conversion		62,498		62,498
Common stock issued for note payable conversion, shares	5,208
Net loss			(2,184,500)	(2,184,500)
Balance - September 30, 2025 at Sep. 30, 2024	$ 1,809	43,086,262	(48,355,463)	(5,267,392)
Ending balance, shares at Sep. 30, 2024	18,090,526
Balance - June 30, 2025 at Dec. 31, 2024	$ 1,809	45,101,675	(50,608,445)	(5,504,961)
Beginning balance, shares at Dec. 31, 2024	18,090,526
Sale of common stock, net of offering costs	$ 73	10,252,425		10,252,498
Sale of common stock, net of offering costs, shares	727,750
Net loss			(32,326,016)	(32,326,016)
Common stock issued for advisory services	$ 5	557,055		557,060
Common stock issued for advisory services, shares	46,000
Cashless exercise of warrants	$ 16	(16)
Cashless exercise of warrants, shares	162,500
Share based compensation		17,397,774		17,397,774
Balance - September 30, 2025 at Mar. 31, 2025	$ 1,903	73,308,913	(82,934,461)	(9,623,645)
Ending balance, shares at Mar. 31, 2025	19,026,776
Net loss			(5,680,170)	(5,680,170)
Share based compensation		3,526,076		3,526,076
Other		(37,755)		(37,755)
Balance - September 30, 2025 at Jun. 30, 2025	$ 1,903	76,797,234	(88,614,631)	(11,815,494)
Ending balance, shares at Jun. 30, 2025	19,026,776
Net loss			(8,615,920)	(8,615,920)
Share based compensation		5,040,246		5,040,246
Proceeds from sale of common stock pursuant to equity line of credit	$ 45	3,576,853		3,576,898
Proceeds from sale of common stock pursuant to equity line of credit, shares	447,527
Balance - September 30, 2025 at Sep. 30, 2025	$ 1,948	$ 85,414,333	$ (97,230,551)	$ (11,814,270)
Ending balance, shares at Sep. 30, 2025	19,474,303